UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22417

Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15 Lisle, IL 60532		60532
(Address of principal executive offices)		(Zip code)
Nicholas Dalmaso
901 Warrenville Rd., Suite 15 Lisle, IL 60532
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-630-241-4200

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

	Destra Global L-Series Fund
	Portfolio of Investments
	December 31, 2010 (unaudited)
Number
of Shares	Description	Value
	Long-Term Investments —97.6%
	Common Stocks—75.2%
	Argentina—0.7%
92	Pampa Energia SA, ADR	$ 1,564
109	YPF Sociedad Anonima, ADR	5,490
		7,054
	Belgium—3.5%
10	Ackermans & van Haaren NV	838
177	Belgacom SA	5,966
45	Colruyt SA	2,297
898	Dexia SA*	3,132
137	D'Ieteren SA/NV	8,675
47	Elia System Operator SA/NV	1,807
45	Groupe Bruxelles Lambert SA	3,799
165	KBC Groep NV*	5,645
17	Mobistar SA	1,106
9	Sofina SA	831
7	Solvac SA	892
		34,988
	Bermuda—2.5%
59	Alterra Capital Holdings Ltd.	1,277
30	Arch Capital Group Ltd.*	2,642
31	Aspen Insurance Holdings Ltd.	887
145	Assured Guaranty Ltd.	2,567
68	Axis Capital Holdings Ltd.	2,440
176	Catlin Group Ltd.	1,020
24	Endurance Specialty Holdings Ltd.	1,106
14	Everest Re Group Ltd.	1,187
130	Hiscox Ltd.	776
88	Lancashire Holdings Ltd.	762
38	Montpelier Re Holdings Ltd.	758
41	PartnerRe Ltd.	3,294
18	Platinum Underwriters Holdings Ltd.	809
38	RenaissanceRe Holdings Ltd.	2,420
36	Ship Finance International Ltd.	775
17	Signet Jewelers Ltd.*	738
44	Validus Holdings Ltd.	1,347
		24,805
	Brazil—0.2%
104	Brasil Telecom SA, ADR	934
21	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,110
		2,044
	Canada—8.4%
299	BCE, Inc.	10,602
68	Brookfield Asset Management, Inc. – Class A	2,264
23	Cameco Corp.	929
140	Canadian Imperial Bank of Commerce	10,976
132	Canadian National Railway Co.	8,774
39	Canadian Pacific Railway Ltd.	2,528

	Canada—8.4%, continued
103	CGI Group, Inc. – Class A*	$ 1,778
91	Enbridge, Inc.*	5,132
270	Encana Corp.	7,863
216	Kinross Gold Corp.	4,095
56	Magna International, Inc.	2,912
51	Manulife Financial Corp.	876
107	Nexen, Inc.	2,450
166	Rogers Communications, Inc. – Class B	5,749
133	Shaw Communications, Inc. – Class B	2,844
185	Sun Life Financial, Inc.	5,569
62	Talisman Energy, Inc.	1,376
181	TransCanada Corp.	6,885
		83,602
	France—3.9%
25	Aeroports de Paris	1,981
10	bioMerieux	990
8	Bollore	1,706
48	Christian Dior SA	6,884
12	Ciments Francais SA	1,167
231	CNP Assurances	4,185
11	Colas SA	2,139
11	Credit Industriel et Commercial	1,963
4	Dassault Aviation SA	3,225
17	EDF Energies Nouvelles SA	722
26	Eiffage SA	1,344
12	Euler Hermes SA*	1,149
2	Financiere de l'Odet	825
19	Imerys SA	1,271
112	PagesJaunes Groupe	1,022
67	Rexel SA*	1,461
53	SCOR SE*	1,351
12	SEB SA	1,251
12	Societe BIC SA	1,035
37	Societe des Autoroutes Paris-Rhin-Rhone	2,556
15	Vicat des Ciments SA	1,258
		39,485
	Gabon—0.1%
2	Total Gabon	829

	Greece—0.9%
17	Bank of Greece	660
106	Coca-Cola Hellenic Bottling Co. SA	2,753
92	Hellenic Petroleum SA	723
123	OPAP SA	2,135
154	Public Power Corp. SA	2,219
		8,490
	Ireland—0.9%
39	Accenture PLC – Class A	1,891
108	Covidien PLC	4,932
19	Ingersoll-Rand PLC	895
46	Kerry Group – Class A	1,541
		9,259

	Israel—0.1%
18	Elbit Systems Ltd.	$ 953

	Japan—0.2%
43	Honda Motor Co., Ltd., ADR	1,699

	Luxembourg—0.8%
32	Millicom International Celluar SA	3,059
47	RTL Group	4,836
		7,895
	Mexico—0.4%
82	Fresnillo PLC	2,141
99	Telefonos de Mexico SAB de CV, ADR	1,598
		3,739
	Netherlands—1.6%
136	AEGON NV*	834
38	CNH Global NV*	1,814
98	Heineken Holding NV	4,276
14	Hunter Douglas NV	743
62	New World Resources NV	933
117	Royal Dutch Shell PLC, ADR	7,813
		16,413
	Peru—0.1%
55	Hochschild Mining PLC	551

	Philippines—0.1%
18	Philippine Long Distance Telephone, Co., ADR	1,049

	Portugal—1.8%
489	Banco Espirito Santo SA	1,889
293	Brisa Auto-Estradas de Portugal SA	2,051
212	CIMPOR–Cimentos de Portugal, SGPS SA	1,442
1,195	EDP–Energias de Portugal SA	3,993
335	Portucel–Empresa Produtora de Pasta e Papel SA	1,023
705	Portugal Telecom, SGPS SA	7,926
		18,324
	South Korea—0.1%
45	SK Telecom Co., Ltd., ADR	838

	Spain—0.2%
33	Telefonica SA, ADR	2,258

	Switzerland—2.0%
146	ACE Ltd.	9,088
36	Allied World Assurance Co. Holdings Ltd.	2,140
93	Ferrexpo PLC	606
51	Garmin Ltd.	1,580
18	Novartis AG, ADR	1,061
116	Tyco Electronics Ltd.	4,106
30	Tyco International Ltd.	1,243
		19,824

	Taiwan—0.1%
66	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$ 828

	United Arab Emirates—0.1%
173	Dragon Oil PLC*	1,453

	United Kingdom—5.2%
163	3i Group PLC	838
161	Aberdeen Asset Management PLC	511
168	Amlin PLC	1,076
164	Ashmore Group PLC	861
112	Associated British Foods PLC	2,072
277	Aviva PLC	1,704
144	Balfour Beatty PLC	705
11	British American Tobacco PLC, ADR	855
177	British Sky Broadcasting Group PLC	2,040
711	BT Group PLC	2,013
72	Carillion PLC	433
386	Centrica PLC	2,004
34	Diageo PLC, ADR	2,527
127	Eurasian Natural Resources Corp.	2,083
105	GlaxoSmithKline PLC, ADR	4,118
76	Hargreaves Lansdown PLC	697
65	Imperial Tobacco Group PLC	2,003
99	Intermediate Capital Group PLC	516
94	Investec PLC	776
345	J Sainsbury PLC	2,033
41	Jardine Lloyd Thompson Group PLC	404
65	Millennium & Copthorne Hotels PLC	601
233	National Grid PLC	2,018
295	National Power PLC	2,021
121	Northumbrian Water Group PLC	627
62	Pennon Group PLC	621
51	Petrofac Ltd.	1,267
82	PZ Cussons PLC	514
36	Reckitt Benckiser PLC	1,987
35	Schroders PLC	1,017
107	Scottish & Southern Energy PLC	2,052
85	Shaftesbury PLC	596
58	Smiths Group PLC	1,131
19	Spectris PLC	390
13	Spirax-Sarco Engineering PLC	394
222	Sports Direct International*	557
77	St. James's Place PLC	320
158	Stagecoach Group PLC	525
446	Standard Life PLC	1,508
66	Unilever PLC	2,028
43	Willis Group Holdings PLC	1,489
		51,932
	United States—41.3%
27	Aecom Technology Corp.*	755
23	Aetna, Inc.	702
93	Aflac, Inc.	5,248
20	Agilent Technologies, Inc.*	829
24	AGL Resources, Inc.	860
13	Air Products and Chemicals, Inc.	1,182
4	Alleghany Corp.*	1,225
18	Allergan, Inc.	1,236
16	Alliance Holdings GP LP	768
26	Alliant Energy Corp.	956
10	Alliant Techsystems, Inc.*	744

	United States—41.3%, continued
28	The Allstate Corp.	$ 893
77	Ameren Corp.	2,171
363	American Capital Ltd.*	2,744
127	American Electric Power Co., Inc.	4,569
50	American Financial Group, Inc.	1,615
31	American Water Works Co., Inc.	784
16	AmeriGas Partners LP	781
15	Ameriprise Financial, Inc.	863
23	AMETEK, Inc.	903
122	Amkor Technology, Inc.*	902
16	Aon Corp.	736
15	AptarGroup, Inc.	714
168	Archer-Daniels-Midland Co.	5,053
115	Ares Capital Corp.	1,895
37	Arrow Electronics, Inc.*	1,267
32	Assurant, Inc.	1,233
23	Atmos Energy Corp.	718
30	Automatic Data Processing, Inc.	1,388
3	AutoZone, Inc.*	818
47	Avnet, Inc.*	1,552
25	Avon Products, Inc.	727
61	AVX Corp.	941
21	Ball Corp.	1,429
35	Baxter International, Inc.	1,772
45	Becton, Dickinson and Co.	3,803
15	Bed Bath & Beyond, Inc.*	737
14	Biogen Idec, Inc.*	939
23	BlackRock, Inc.	4,383
41	Boardwalk Pipeline Partners LP	1,276
19	BOK Financial Corp.	1,015
127	Brookfield Properties Corp.	2,226
16	Brown-Forman Corp. - Class B	1,114
12	Buckeye Partners LP	802
31	CA, Inc.	758
153	Capital One Financial Corp.	6,513
20	Cardinal Health, Inc.	766
15	Celgene Corp.*	887
18	CenturyLink, Inc.	831
95	The Chubb Corp.	5,666
45	Cincinnati Financial Corp.	1,426
3	CME Group, Inc.	965
128	CNA Financial Corp.*	3,462
18	Commerce Bancshares, Inc.	715
51	Computer Sciences Corp.	2,530
60	Consolidated Edison, Inc.	2,974
495	Corning, Inc.	9,564
71	Coventry Health Care, Inc.*	1,874
22	CSX Corp.	1,421
39	Danaher Corp.	1,840
116	Dell, Inc.*	1,572
123	Dominion Resources, Inc.	5,255
13	Donaldson Co., Inc.	758
34	DPL, Inc.	874
16	DST Systems, Inc.	710
37	DTE Energy Co.	1,677
377	Duke Energy Corp.	6,714
10	Eaton Corp.	1,015
97	Edison International	3,744
43	El Paso Pipeline Partners LP	1,438
22	Energen Corp.	1,062
39	Energy Transfer Equity LP	1,524
56	Entergy Corp.	3,966
12	Erie Indemnity Co. - Class A	786
175	EXCO Resources, Inc.	3,399
209	Exelon Corp.	8,703
23	Express Scripts, Inc.*	1,243

	United States—41.3%, continued
35	Federal-Mogul Corp.*	$ 723
18	FedEx Corp.	1,675
51	Fidelity National Financial, Inc. - Class A	698
39	Franklin Resources, Inc.	4,337
37	The Gap, Inc.	819
126	General Dynamics Corp.	8,940
38	General Mills, Inc.	1,352
414	GenOn Energy Inc.*	1,577
28	Genuine Parts Co.	1,438
50	Gilead Sciences, Inc.*	1,812
37	Great Plains Energy, Inc.	717
43	Harris Corp.	1,948
23	Hartford Financial Services Group, Inc.	609
36	HCC Insurance Holdings, Inc.	1,042
97	Hess Corp.	7,425
19	H.J. Heinz Co.	940
31	Hormel Foods Corp.	1,589
14	Hubbell, Inc. - Class B	842
68	Humana, Inc.*	3,722
21	Icahn Enterprises LP	736
30	Illinois Tool Works, Inc.	1,602
49	Impax Laboratories, Inc.*	985
47	Ingram Micro, Inc. - Class A*	897
14	International Flavors & Fragrances, Inc.	778
26	The J.M. Smucker Co.	1,707
16	John Wiley & Sons, Inc. - Class A	724
41	Johnson Controls, Inc.	1,566
22	Kellogg Co.	1,124
88	Kimberly-Clark Corp.	5,547
13	Kinder Morgan Energy Partners LP	913
38	The Kroger Co.	850
37	L-3 Communications Holdings, Inc.	2,608
38	Lear Corp.*	3,751
121	Liberty Media Corp. – Class A*	1,908
127	Lockheed Martin Corp.	8,879
91	Loews Corp.	3,541
9	Lorillard, Inc.	739
24	Magellan Midstream Partners LP	1,356
170	Marathon Oil Corp.	6,295
3	Markel Corp.*	1,134
85	Marsh & McLennan Cos., Inc.	2,324
23	McCormick & Co., Inc.	1,070
67	The McGraw-Hill Cos., Inc.	2,439
15	McKesson Corp.	1,056
45	MDU Resources Group, Inc.	912
12	Mead Johnson Nutrition Co.	747
20	Medco Health Solutions, Inc.*	1,225
18	Mercury General Corp.	774
50	Molson Coors Brewing Co. - Class B	2,510
11	Murphy Oil Corp.	820
25	National Oilwell Varco, Inc.	1,681
31	Natural Resource Partners LP	1,029
32	Nelnet, Inc. - Class A	758
110	News Corp. - Class A	1,602
136	NextEra Energy Inc.	7,071
21	Norfolk Southern Corp.	1,319
14	Northern Trust Corp.	776
90	Northrop Grumman Corp.	5,830
21	NSTAR	886
11	NuStar Energy LP	764
244	Och-Ziff Capital Management Group – Class A	3,802
25	OGE Energy Corp.	1,139

	United States—41.3%, continued
18	Omnicom Group, Inc.	$ 824
12	ONEOK Partners LP	954
72	Oshkosh Corp.*	2,537
9	Parker Hannifin Corp.	777
85	PG&E Corp.	4,066
107	Pilgrim’s Pride Corp.*	759
22	Plains All American Pipeline LP	1,381
10	PPG Industries, Inc.	841
28	PPL Corp.	737
18	Praxair, Inc.	1,718
8	Precision Castparts Corp.	1,114
12	ProAssurance Corp.*	727
66	Progress Energy, Inc.	2,870
143	The Progressive Corp.	2,841
25	Protective Life Corp.	666
211	Prudential Financial, Inc.	12,387
177	Public Service Enterprise Group, Inc.	5,630
21	Raymond James Financial, Inc.	687
122	Raytheon Co.	5,653
30	Reinsurance Group of America	1,611
170	Reynolds American, Inc.	5,545
28	SCANA Corp.	1,137
23	Scripps Networks Interactive, Inc. - Class A	1,190
8	SEACOR Holdings, Inc.*	809
33	Sealed Air Corp.	840
14	Sempra Energy	735
156	SLM Corp.*	1,964
25	Sonoco Products Co.	842
130	Spectra Energy Corp.	3,249
20	St. Jude Medical, Inc.*	855
130	State Street Corp.	6,024
74	Stryker Corp.	3,974
9	Sunoco Logistics Partners LP	752
115	Sysco Corp.	3,381
15	T. Rowe Price Group, Inc.	968
23	Thermo Fisher Scientific, Inc.*	1,273
21	Time Warner Cable, Inc.	1,387
23	The TJX Cos., Inc.	1,021
144	Thomson Reuters Corp.	5,366
20	Torchmark Corp.	1,195
22	Transatlantic Holdings, Inc.	1,136
150	The Travelers Cos, Inc.	8,356
49	TRW Automotive Holdings Corp.*	2,582
26	UGI Corp.	821
30	Unitrin, Inc.	736
76	Unum Group	1,841
140	Viacom, Inc. - Class B	5,546
45	W.R. Berkley Corp.	1,232
2	The Washington Post Co. - Class B	879
80	Waste Management, Inc.	2,950
19	Weight Watchers International, Inc.	712
23	WellPoint, Inc.*	1,308
39	Western Union Co.	724
81	Williams Partners LP	3,779
111	Xcel Energy, Inc.	2,614
83	Xerox Corp.	956
27	Yum! Brands, Inc.	1,325
		413,063
	Total Common Stocks—75.2%
	(Cost $751,982)	751,375

	Investment Companies—22.4%
	United States—22.4%
890	iShares MSCI Austria Investable Market Index Fund	$ 19,874
860	iShares MSCI Germany Index Fund	20,588
13,709	iShares MSCI Japan Index Fund	149,566
929	iShares MSCI Spain Index Fund	34,131

	Total Investment Companies—22.4%
	(Cost $224,894)	224,159

	Total Long-Term Investments—97.6%
	(Cost $976,876)	975,534

	Money Market Mutual Funds—100.1%
	United States—100.1%
1,001,055	Fidelity Institutional Money Market Prime, 0.04% (a)
	(Cost $1,001,055)	1,001,055

	Total Investments—197.7%
	(Cost $1,977,931)	1,976,589
	Liabilities in Excess of Other Assets—(97.7%)	(976,911)

	Net Assets—100.0%	$ 999,678

		% of Net
Summary by Industry	Value	Assets
Automobiles & Components	$ 13,969	1.4%
Banks	25,995	2.6
Capital Goods	60,534	6.1
Commercial & Professional Services	3,985	0.4
Consumer Durables & Apparel	10,459	1.0
Consumer Services	4,773	0.5
Diversified Financials	47,362	4.7
Energy	83,400	8.3
Food & Staples Retailing	8,560	0.9
Food Beverage & Tobacco	42,303	4.2
Health Care Equipment & Services	28,222	2.8
Household & Personal Products	8,775	0.9
Insurance	128,051	12.8
Materials	25,807	2.6
Media	30,699	3.1
Pharmaceuticals, Biotechnology & Life Sciences	13,140	1.3
Real Estate	5,086	0.5
Retailing	16,711	1.7
Semiconductors & Semiconductor Equipment	1,729	0.2
Software & Services	9,778	1.0
Technology Hardware & Equipment	23,194	2.3
Telecommunication Services	36,003	3.6
Transportation	25,361	2.5
Utilities	97,479	9.8
Investment Companies	224,159	22.4
Money Market Mutual Funds	1,001,055	100.1
Total Investments	1,976,589	197.7
Liabilities in Excess of Other Assets	(976,911)	(97.7)
Net Assets	$ 999,678	100.0%

ADR	-	American Depositary Receipts
AG	-	Stock Corporation
GP	-	General Partnership
LP	-	Limited Partnership
NV	-	Publicly Traded Company
PLC	-	Public Limited Company
SA	-	Corporation
SAB de CV	-	Publicly Traded Company
*	-	Non-income producing securities.
(a)	-	Interest rate shown reflects yield as of December 31, 2010.

	Destra International L-Series Fund
	Portfolio of Investments
	December 31, 2010 (unaudited)
Number
of Shares	Description	Value
	Long-Term Investments—95.5%
	Common Stocks—55.5%
	Argentina—0.6%
75	Pampa Energia SA, ADR	$ 1,275
89	YPF Sociedad Anonima, ADR	4,483
		5,758
	Belgium—7.7%
23	Ackermans & van Haaren NV	1,928
387	Belgacom SA	13,044
97	Colruyt SA	4,952
2,032	Dexia SA*	7,088
301	D’Ieteren SA/NV	19,060
101	Elia System Operator SA/NV	3,883
101	Groupe Bruxelles Lambert SA	8,526
373	KBC Groep NV*	12,760
38	Mobistar SA	2,473
20	Sofina SA	1,846
15	Solvac SA	1,912
		77,472
	Bermuda—3.0%
57	Alterra Capital Holdings Ltd.	1,233
28	Arch Capital Group Ltd. *	2,465
30	Aspen Insurance Holdings Ltd.	859
139	Assured Guaranty Ltd.	2,460
66	Axis Capital Holdings Ltd.	2,368
599	Catlin Group Ltd.	3,470
23	Endurance Specialty Holdings Ltd.	1,060
14	Everest Re Group Ltd.	1,187
445	Hiscox Ltd.	2,657
305	Lancashire Holdings Ltd.	2,641
36	Montpelier Re Holdings Ltd.	718
40	PartnerRe Ltd.	3,214
18	Platinum Underwriters Holdings Ltd.	809
36	RenaissanceRe Holdings Ltd.	2,293
29	Ship Finance International Ltd.	624
14	Signet Jewelers Ltd. *	608
43	Validus Holdings Ltd.	1,316
		29,982
	Brazil—0.2%
85	Brasil Telecom SA, ADR	763
18	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	952
		1,715
	Canada—7.0%
244	BCE, Inc.	8,652
58	Brookfield Asset Management, Inc. – Class A	1,931
19	Cameco Corp.	767
119	Canadian Imperial Bank of Commerce	9,330
108	Canadian National Railway Co.	7,179

	Canada—7.0%, continued
32	Canadian Pacific Railway Ltd.	$ 2,074
83	CGI Group Inc. - Class A*	1,433
74	Enbridge, Inc.	4,174
220	Encana Corp.	6,406
176	Kinross Gold Corp.	3,337
46	Magna International, Inc.	2,392
50	Manulife Financial Corp.	859
88	Nexen, Inc.	2,015
135	Rogers Communications, Inc. – Class B	4,675
108	Shaw Communications, Inc. – Class B	2,309
180	Sun Life Financial, Inc.	5,418
50	Talisman Energy, Inc.	1,110
148	TransCanada Corp.	5,630
		69,691
	France—9.0%
57	Aeroports de Paris	4,517
22	bioMerieux	2,179
18	Bollore	3,838
104	Christian Dior SA	14,915
27	Ciments Francais SA	2,626
600	CNP Assurances	10,870
25	Colas SA	4,861
25	Credit Industriel et Commercial	4,460
9	Dassault Aviation SA	7,256
39	EDF Energies Nouvelles SA	1,656
58	Eiffage SA	2,997
29	Euler Hermes SA*	2,776
4	Financiere de l’Odet	1,650
42	Imerys SA	2,811
245	PagesJaunes Groupe	2,235
147	Rexel SA *	3,206
136	SCOR SE*	3,467
28	SEB SA	2,920
28	Societe BIC SA	2,416
82	Societe des Autoroutes Paris-Rhin-Rhone	5,665
34	Vicat des Ciments SA	2,851
		90,172
	Gabon—0.2%
4	Total Gabon	1,658

	Greece—1.9%
41	Bank of Greece	1,592
232	Coca-Cola Hellenic Bottling Co. SA	6,026
200	Hellenic Petroleum SA	1,572
271	OPAP SA	4,704
336	Public Power Corp. SA	4,841
		18,735
	Ireland—1.0%
32	Accenture PLC – Class A	1,552
88	Covidien PLC	4,018
16	Ingersoll-Rand PLC	753
98	Kerry Group PLC – Class A	3,283
		9,606
	Israel—0.1%
15	Elbit Systems Ltd.	794

	Japan—0.1%
35	Honda Motor Co., Ltd., ADR	$ 1,383

	Luxembourg—1.3%
26	Millicom International Celluar SA	2,486
102	RTL Group	10,495
		12,981
	Mexico—0.7%
240	Fresnillo PLC	6,268
80	Telefonos de Mexico SAB de CV, ADR	1,291
		7,559
	Netherlands—2.2%
131	AEGON NV*	803
31	CNH Global NV*	1,480
214	Heineken Holding NV	9,338
32	Hunter Douglas NV	1,699
179	New World Resources NV	2,693
95	Royal Dutch Shell PLC, ADR	6,344
		22,357
	Peru—0.2%
159	Hochschild Mining PLC	1,593

	Philippines—0.1%
15	Philippine Long Distance Telephone Co., ADR	874

	Portugal—4.0%
1,107	Banco Espirito Santo SA	4,277
639	Brisa Auto-Estradas de Portugal SA	4,474
463	CIMPOR-Cimentos de Portugal, SGPS SA	3,149
2,615	EDP-Energias de Portugal SA	8,739
733	Portucel-Empresa Produtora de Pasta e Papel SA	2,238
1,542	Portugal Telecom, SGPS SA	17,336
		40,213
	South Korea—0.1%
36	SK Telecom Co., Ltd., ADR	671

	Spain—0.2%
27	Telefonica SA, ADR	1,847

	Switzerland—1.9%
140	ACE Ltd.	8,716
35	Allied World Assurance Co. Holdings Ltd.	2,080
271	Ferrexpo PLC	1,765
41	Garmin Ltd.	1,271
15	Novartis AG, ADR	884
95	Tyco Electronics Ltd.	3,363
24	Tyco International Ltd.	995
		19,074
	Taiwan—0.1%
54	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	677

	United Arab Emirates—0.3%
380	Dragon Oil PLC *	3,191

	United Kingdom—13.6%
491	3i Group PLC	$ 2,525
486	Aberdeen Asset Management PLC	1,544
576	Amlin PLC	3,688
493	Ashmore Group PLC	2,587
327	Associated British Foods PLC	6,047
956	Aviva PLC	5,881
421	Balfour Beatty PLC	2,062
10	British American Tobacco PLC, ADR	777
516	British Sky Broadcasting Group PLC	5,946
2,075	BT Group PLC	5,874
211	Carillion PLC	1,270
1,127	Centrica PLC	5,851
28	Diageo PLC, ADR	2,081
369	Eurasian Natural Resources Corp.	6,054
85	GlaxoSmithKline PLC, ADR	3,334
229	Hargreaves Lansdown PLC	2,101
190	Imperial Tobacco Group PLC	5,854
299	Intermediate Capital Group PLC	1,558
859	International Power PLC	5,885
284	Investec PLC	2,343
1,007	J Sainsbury PLC	5,933
141	Jardine Lloyd Thompson Group PLC	1,389
188	Millennium & Copthorne Hotels PLC	1,738
681	National Grid PLC	5,895
355	Northumbrian Water Group PLC	1,840
179	Pennon Group PLC	1,794
146	Petrofac Ltd.	3,628
241	PZ Cussons PLC	1,512
106	Reckitt Benckiser Group PLC	5,850
103	Schroders PLC	2,992
312	Scottish & Southern Energy PLC	5,984
260	Shaftesbury PLC	1,824
167	Smiths Group PLC	3,255
57	Spectris PLC	1,170
40	Spirax-Sarco Engineering PLC	1,211
645	Sports Direct International*	1,618
268	St. James's Place PLC	1,115
460	Stagecoach Group PLC	1,528
1,535	Standard Life PLC	5,191
193	Unilever PLC	5,932
42	Willis Group Holdings PLC	1,454
		136,115
	Total Common Stocks—55.5%
	(Cost $555,317)	554,118

	Investment Companies—40.0%
	United States—40.0%
1,987	iShares MSCI Austria Investable Market Index Fund	44,370
1,984	iShares MSCI Germany Index Fund	47,497
21,155	iShares MSCI Japan Index Fund	230,801
2,102	iShares MSCI Spain Index Fund	77,227
		399,895
	Total Investment Companies—40.0%
	(Cost $401,165)	399,895

	Total Long-Term Investments—95.5%
	(Cost $956,482)	954,013

	Money Market Mutual Funds—100.3%
	United States—100.3%
1,001,055	Fidelity Institutional Money Market Prime, 0.04% (a)
	(Cost $1,001,055)		$ 1,001,055

	Total Investments—195.8%
	(Cost $1,957,537)		1,955,068
	Liabilities in Excess of Other Assets—(95.8%)		(956,521)
	Net Assets—100.0%		$ 998,547

	Summary by Industry	Value	% of Net Assets
	Automobiles & Components	$ 3,774	0.4%
	Banks	39,507	4.0
	Capital Goods	30,141	3.0
	Commercial & Professional Services	2,416	0.2
	Consumer Durables & Apparel	20,804	2.1
	Consumer Services	6,443	0.6
	Diversified Financials	27,950	2.8
	Energy	41,603	4.2
	Food & Staples Retailing	10,884	1.1
	Food, Beverage & Tobacco	39,337	3.9
	Health Care Equipment & Services	6,197	0.6
	Household & Personal Products	7,362	0.7
	Insurance	99,794	10.0
	Materials	37,297	3.7
	Media	20,985	2.1
	Pharmaceuticals, Biotechnology & Life Sciences	4,218	0.4
	Real Estate	3,754	0.4
	Retailing	21,286	2.1
	Semiconductors & Semiconductor Equipment	677	0.1
	Software & Services	2,984	0.3
	Technology Hardware & Equipment	4,533	0.5
	Telecommunication Services	42,651	4.3
	Transportation	30,925	3.1
	Utilities	48,596	4.9
	Investment Companies	399,895	40.0
	Money Market Mutual Funds	1,001,055	100.3
	Total Investments	1,955,068	195.8
	Liabilities in Excess of Other Assets	(956,521)	(95.8)
	Net Assets	$ 998,547	100.0%

ADR	-	American Depositary Receipts
AG	-	Stock Corporation
SAB de CV	-	Public Traded Company
NV	-	Public Traded Company
PLC	-	Public Limited Company
SA	-	Corporation
*	-	Non-income producing securities.
(a)	-	Interest rate shown reflects yield as of December 31, 2010.

	Destra US All Cap L-Series Fund
	Portfolio of Investments
	December 31, 2010 (unaudited)
Number
of Shares	Description	Value
	Common Stocks—89.6%
	Automobiles & Components—2.2%
72	Federal-Mogul Corp.*	$ 1,487
45	Honda Motor Co., Ltd., ADR (Japan)	1,778
44	Icahn Enterprises LP	1,543
84	Johnson Controls, Inc.	3,209
78	Lear Corp.*	7,698
61	Magna International, Inc. (Canada)	3,172
99	TRW Automotive Holdings Corp.*	5,217
		24,104
	Banks—1.3%
37	BOK Financial Corp.	1,976
143	Canadian Imperial Bank of Commerce (Canada)	11,211
35	Commerce Bancshares, Inc.	1,391
		14,578
	Capital Goods—9.0%
57	Aecom Technology Corp.*	1,594
22	Alliant Techsystems, Inc.*	1,637
48	AMETEK, Inc.	1,884
41	CNH Global NV* (Netherlands)	1,957
81	Danaher Corp.	3,821
26	Donaldson Co., Inc.	1,515
21	Eaton Corp.	2,132
20	Elbit Systems Ltd. (Israel)	1,058
257	General Dynamics Corp.	18,237
30	Hubbell, Inc. - Class B	1,804
61	Illinois Tool Works, Inc.	3,257
22	Ingersoll-Rand PLC (Ireland)	1,036
75	L-3 Communications Holdings, Inc.	5,287
260	Lockheed Martin Corp.	18,177
184	Northrop Grumman Corp.	11,920
148	Oshkosh Corp.*	5,216
21	Parker Hannifin Corp.	1,812
17	Precision Castparts Corp.	2,367
252	Raytheon Co.	11,678
1	Seaboard Corp.	1,991
32	Tyco International Ltd. (Switzerland)	1,326
		99,706
	Commercial & Professional Services—0.5%
164	Waste Management, Inc.	6,047

	Consumer Durables & Apparel—0.1%
54	Garmin Ltd. (Switzerland)	1,673

	Consumer Services—0.4%
40	Weight Watchers International, Inc.	1,500
59	Yum! Brands, Inc.	2,894
		4,394

	Diversified Financials—6.4%
703	American Capital Ltd.*	$ 5,315
27	Ameriprise Financial, Inc.	1,554
223	Ares Capital Corp.	3,675
44	BlackRock, Inc.	8,385
294	Capital One Financial Corp.	12,512
5	CME Group, Inc.	1,609
75	Franklin Resources, Inc.	8,341
61	Nelnet, Inc. - Class A	1,445
27	Northern Trust Corp.	1,496
472	Och-Ziff Capital Management Group – Class A	7,354
42	Raymond James Financial, Inc.	1,373
301	SLM Corp.*	3,790
252	State Street Corp.	11,677
29	T. Rowe Price Group, Inc.	1,872
		70,398
	Energy—11.3%
34	Alliance Holdings GP LP	1,632
85	Boardwalk Pipeline Partners LP	2,646
25	Buckeye Partners LP	1,671
25	Cameco Corp. (Canada)	1,010
87	El Paso Pipeline Partners LP	2,910
98	Enbridge, Inc. (Canada)	5,527
291	Encana Corp. (Canada)	8,474
81	Energy Transfer Equity LP	3,165
361	EXCO Resources, Inc.	7,011
198	Hess Corp.	15,154
26	Kinder Morgan Energy Partners LP	1,827
51	Magellan Midstream Partners LP	2,882
348	Marathon Oil Corp.	12,885
24	Murphy Oil Corp.	1,789
52	National Oilwell Varco, Inc.	3,497
62	Natural Resource Partners LP	2,058
115	Nexen, Inc. (Canada)	2,634
23	NuStar Energy LP	1,598
24	ONEOK Partners LP	1,908
45	Plains All American Pipeline LP	2,826
125	Royal Dutch Shell PLC, ADR – Class A (Netherlands)	8,348
17	SEACOR Holdings, Inc.*	1,719
38	Ship Finance International, Ltd. (Bermuda)	818
264	Spectra Energy Corp.	6,597
19	Sunoco Logistics Partners LP	1,588
67	Talisman Energy, Inc. (Canada)	1,487
196	TransCanada Corp. (Canada)	7,456
168	Williams Partners LP	7,837
117	YPF Sociedad Anonima, ADR (Argentina)	5,893
		124,847
	Food & Staples Retailing—0.8%
78	The Kroger Co.	1,744
236	Sysco Corp.	6,938
		8,682
	Food, Beverage & Tobacco—4.9%
344	Archer-Daniels-Midland Co.	10,348
13	British American Tobacco PLC, ADR (United Kingdom)	1,010
34	Brown-Forman Corp. - Class B	2,367
37	Diageo PLC, ADR (United Kingdom)	2,750
78	General Mills, Inc.	2,776

	Food, Beverage & Tobacco—4.9%, continued
39	H.J. Heinz Co.	$ 1,929
63	Hormel Foods Corp.	3,229
54	The J.M. Smucker Co.	3,545
45	Kellogg Co.	2,299
19	Lorillard, Inc.	1,559
48	McCormick & Co., Inc.	2,233
25	Mead Johnson Nutrition Co.	1,556
100	Molson Coors Brewing Co. - Class B	5,019
221	Pilgrim's Pride Corp.*	1,567
348	Reynolds American, Inc.	11,352
		53,539
	Health Care Equipment & Services—4.7%
49	Aetna, Inc.	1,495
72	Baxter International, Inc.	3,645
90	Becton Dickinson & Co.	7,607
43	Cardinal Health, Inc.	1,647
147	Coventry Health Care, Inc.*	3,881
115	Covidien PLC (Ireland)	5,251
49	Express Scripts, Inc.*	2,648
140	Humana, Inc.*	7,664
32	McKesson Corp.	2,252
41	Medco Health Solutions, Inc.*	2,512
41	St. Jude Medical, Inc.*	1,753
152	Stryker Corp.	8,162
48	WellPoint, Inc.*	2,729
		51,246
	Household & Personal Products—1.2%
53	Avon Products, Inc.	1,540
179	Kimberly-Clark Corp.	11,284
		12,824
	Insurance—12.1%
118	ACE Ltd. (Switzerland)	7,346
110	AEGON NV* (Netherlands)	674
143	Aflac, Inc.	8,069
5	Alleghany Corp.*	1,532
29	Allied World Assurance Co. Holdings Ltd. (Switzerland)	1,724
43	The Allstate Corp.	1,371
48	Alterra Capital Holdings Ltd. (Bermuda)	1,039
77	American Financial Group, Inc.	2,486
25	Aon Corp.	1,150
24	Arch Capital Group Ltd.* (Bermuda)	2,113
25	Aspen Insurance Holdings Ltd. (Bermuda)	716
49	Assurant, Inc.	1,887
117	Assured Guaranty Ltd. (Bermuda)	2,071
56	Axis Capital Holdings Ltd. (Bermuda)	2,009
147	The Chubb Corp.*	8,767
70	Cincinnati Financial Corp.	2,218
198	CNA Financial Corp.*	5,356
19	Endurance Specialty Holdings Ltd. (Bermuda)	875
18	Erie Indemnity Co. - Class A	1,178
12	Everest Re Group Ltd. (Bermuda)	1,018
79	Fidelity National Financial, Inc. - Class A	1,081
34	Hartford Financial Services Group, Inc.	901
55	HCC Insurance Holdings, Inc.	1,592
141	Loews Corp.	5,486
42	Manulife Financial Corp. (Canada)	722
4	Markel Corp.*	1,513
131	Marsh & McLennan Cos., Inc.	3,582
28	Mercury General Corp.	1,204
30	Montpelier Re Holdings Ltd. (Bermuda)	598

	Insurance—12.1%, continued
33	PartnerRe Ltd. (Bermuda)	$ 2,652
14	Platinum Underwriters Holdings Ltd. (Bermuda)	630
16	ProAssurance Corp.*	970
221	The Progressive Corp.	4,391
39	Protective Life Corp.	1,039
327	Prudential Financial, Inc.	19,198
45	Reinsurance Group of America	2,417
30	RenaissanceRe Holdings Ltd. (Bermuda)	1,911
151	Sun Life Financial, Inc. (Canada)	4,545
31	Torchmark Corp.	1,852
33	Transatlantic Holdings, Inc.	1,703
233	The Travelers Cos., Inc.	12,980
45	Unitrin, Inc.	1,104
118	Unum Group	2,858
36	Validus Holdings Ltd. (Bermuda)	1,102
70	W.R. Berkley Corp.	1,917
35	Willis Group Holdings PLC (United Kingdom)	1,212
		132,759
	Materials—2.0%
26	Air Products & Chemicals, Inc.	2,365
32	AptarGroup, Inc.	1,522
44	Ball Corp.	2,994
31	International Flavors & Fragrances, Inc.	1,723
232	Kinross Gold Corp. (Canada)	4,399
21	PPG Industries, Inc.	1,765
38	Praxair, Inc.	3,628
69	Sealed Air Corp.	1,756
53	Sonoco Products Co.	1,785
		21,937
	Media—4.0%
33	John Wiley & Sons, Inc. - Class A	1,493
137	The McGraw-Hill Cos., Inc.	4,988
225	News Corp. - Class A	3,276
37	Omnicom Group, Inc.	1,695
49	Scripps Networks Interactive – Class A	2,536
143	Shaw Communications, Inc. – Class B (Canada)	3,057
295	Thomson Reuters Corp.	10,995
44	Time Warner Cable, Inc.	2,905
288	Viacom, Inc. - Class B	11,407
3	The Washington Post Co. - Class B	1,319
		43,671
	Pharmaceuticals, Biotechnology & Life Sciences—2.0%
43	Agilent Technologies, Inc.*	1,781
38	Allergan, Inc.	2,609
30	Biogen Idec, Inc.*	2,012
33	Celgene Corp.*	1,952
100	Gilead Sciences, Inc.*	3,624
113	GlaxoSmithKline PLC, ADR (United Kingdom)	4,431
99	Impax Laboratories, Inc.*	1,991
20	Novartis AG, ADR (Switzerland)	1,179
49	Thermo Fisher Scientific, Inc.	2,713
		22,292
	Real Estate—0.6%
70	Brookfield Asset Management, Inc. – Class A (Canada)	2,330
244	Brookfield Properties Corp.	4,278
		6,608

	Retailing—1.3%
5	AutoZone, Inc.*	$ 1,363
32	Bed Bath & Beyond, Inc.*	1,573
76	The Gap, Inc.	1,683
60	Genuine Parts Co.	3,080
249	Liberty Media Corp. – Interactive – Class A*	3,926
19	Signet Jewelers Ltd.* (Bermuda)	825
49	TJX Cos., Inc.	2,175
		14,625
	Semiconductors & Semiconductor Equipment—0.2%
253	Amkor Technology, Inc.*	1,870
71	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	890
		2,760
	Software & Services—1.5%
41	Accenture PLC – Class A (Ireland)	1,988
61	Automatic Data Processing, Inc.	2,823
63	CA, Inc.	1,540
110	CGI Group, Inc. - Class A (Canada)	1,899
103	Computer Sciences Corp.	5,108
34	DST Systems, Inc.	1,508
81	Western Union Co.	1,504
		16,370
	Technology Hardware & Equipment—3.9%
76	Arrow Electronics, Inc.*	2,603
95	Avnet, Inc.*	3,138
124	AVX Corp.	1,913
1,012	Corning, Inc.	19,551
238	Dell, Inc.*	3,225
86	Harris Corp.	3,896
96	Ingram Micro, Inc. - Class A*	1,833
125	Tyco Electronics Ltd. (Switzerland)	4,425
171	Xerox Corp.	1,970
		42,554
	Telecommunication Services—2.6%
321	BCE, Inc. (Canada)	11,382
38	CenturyLink, Inc.	1,754
35	Millicom International Celluar SA (Luxembourg)	3,346
20	Philippine Long Distance Telephone Co., ADR (Philippines)	1,165
179	Rogers Communications, Inc. – Class B (Canada)	6,199
47	SK Telecom Co. Ltd., ADR (South Korea)	876
35	Telefonica SA, ADR (Spain)	2,395
106	Telefonos de Mexico SAB de CV - Class L, ADR (Mexico)	1,711
		28,828
	Transportation—2.0%
143	Canadian National Railway Co. (Canada)	9,505
42	Canadian Pacific Railway Ltd. (Canada)	2,722
47	CSX Corp.	3,037
39	FedEx Corp.	3,627
44	Norfolk Southern Corp.	2,764
		21,655

	Utilities—14.6%
52	AGL Resources, Inc.	$ 1,864
54	Alliant Energy Corp.	1,986
159	Ameren Corp.	4,482
260	American Electric Power Co., Inc.	9,355
64	American Water Works Co., Inc.	1,619
33	AmeriGas Partners LP	1,611
48	Atmos Energy Corp.	1,498
23	Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)	1,216
123	Consolidated Edison, Inc.	6,097
254	Dominion Resources, Inc.	10,851
70	DPL, Inc.	1,800
76	DTE Energy Co.	3,444
772	Duke Energy Corp.	13,749
199	Edison International	7,681
45	Energen Corp.	2,172
113	Entergy Corp.	8,004
427	Exelon Corp.	17,781
849	GenOn Energy, Inc.*	3,235
76	Great Plains Energy, Inc.	1,474
91	MDU Resources Group, Inc.	1,845
279	NextEra Energy, Inc.	14,505
43	NSTAR	1,814
52	OGE Energy Corp.	2,368
99	Pampa Energia SA, ADR (Argentina)	1,683
175	PG&E Corp.	8,372
60	PPL Corp.	1,579
134	Progress Energy, Inc.	5,826
364	Public Service Enterprise Group, Inc.	11,579
60	SCANA Corp.	2,436
30	Sempra Energy	1,574
54	UGI Corp.	1,705
229	Xcel Energy, Inc.	5,393
		160,598
	Total Common Stocks—89.6%
	(Cost $986,980)	986,695

	Money Market Mutual Funds—100.0%
1,101,255	Fidelity Institutional Money Market Prime, 0.04% (a)
	(Cost $1,101,255)	1,101,255

	Total Investments—189.6%
	(Cost $2,088,235)	2,087,950
	Liabilities in Excess of Other Assets—(89.6%)	(987,019)
	Net Assets—100.0%	$ 1,100,931

ADR	-	American Depositary Receipts
AG	-	Stock Corporation
GP	-	General Partnership
LP	-	Limited Partnership
NV	-	Public Traded Company
PLC	-	Public Limited Company
SA	-	Corporation
SAB de CV	-	Public Traded Company
*	-	Non-income producing securities.
(a)	-	Interest rate shown reflects yield as of December 31, 2010.

FEDERAL INCOME TAX MATTERS

At December 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Depreciation
Destra Global L-Series Fund	$1,977,931	$672	$(2,014)	$(1,342)
Destra International L-Series Fund	1,957,537	158	(2,627)	(2,469)
Destra US All Cap L-Series Fund	2,088,235	1,151	(1,436)	(285)

FAIR VALUE MEASUREMENT

Fair value, for accounting purposes, is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees.

The following table represents the Fund's investments carried on the portfolio of investments by caption and by level within the fair value hierarchy as of December 31, 2010.

Destra Global L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$751,375	$-	$-
Investment Companies	224,159	-	-
Money Market Fund	-	1,001,055	-
Total	$975,534	$1,001,055	$-

Destra International L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks*	$554,118	$-	-
Investment Companies	399,895	-	-
Money Market Fund	-	1,001,055	-
Total	$954,013	$1,001,055	$-

Destra US All Cap L-Series Fund
	Level 1	Level 2	Level 3
Common Stocks**	$986,695	$-	$-
Money Market Fund	-	1,101,255	-
Total	$986,695	$1,101,255	$-

*  Please refer to the schedule of investments to view securities segregated by country.
**  Please refer to the schedule of investments to view securities segregated by industry type.

There were no transfers between Level 1 and Level 2. The Funds did not hold any Level 3 securities during the period ended December 31, 2010.

Item 2.    Controls and Procedures.

(a)
The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra Investment Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Executive Officer

Date:	February 24, 2011

By:	/s/ Steven M. Hill
Steven M. Hill
Chief Financial Officer

Date:	February 24, 2011